Business combination (Tables)	12 Months Ended
Mar. 29, 2020
Business Combinations [Abstract]
Schedule of Aggregate Purchase Consideration and Assets and Liabilities Assumed
The aggregate purchase consideration for the acquired assets, net of the assumed liabilities was as follows:

$
Cash	33.6
Issuance of 16,946 subordinate voting shares	1.5
Total purchase consideration	35.1
Assets acquired and liabilities assumed have been recorded at their fair values at the date of acquisition are as follows:

$
Trade receivables	12.2
Inventories	15.9
Other current assets	0.3
Property, plant and equipment	2.5
Intangible assets
Brand	2.5
Technology	2.2
Goodwill	7.8
Accounts payable and accrued liabilities	(8.3)
Total assets acquired, net of liabilities assumed	35.1